Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income before allocation to noncontrolling interests	[1],[2],[3],[4]	$ 7,246	$ 6,986	$ 9,168
Foreign currency translation adjustments, net	[3]	(815)	(3,110)	(1,992)
Reclassification adjustments	[3],[5]	0	0	(62)
Other comprehensive income (loss), foreign currency transaction and translation adjustment, before tax, total	[3]	(815)	(3,110)	(2,054)
Unrealized holding gains/(losses) on derivative financial instruments, net	[3]	(442)	204	24
Reclassification adjustments for realized (gains)/losses	[3],[6]	452	(368)	477
Other comprehensive income (loss), derivatives qualifying as hedges, before tax, total	[3]	10	(165)	501
Unrealized holding gains/(losses) on available-for-sale securities, net	[3]	248	(846)	(640)
Reclassification adjustments for realized (gains)/losses	[3],[6]	(118)	796	222
Other comprehensive income (loss), available-for-sale securities adjustment, before tax, total	[3]	130	(50)	(418)
Benefit plans: actuarial losses, net	[3]	(1,888)	(37)	(4,173)
Reclassification adjustments related to amortization	[3],[7]	558	550	195
Reclassification adjustments related to settlements, net	[3],[7]	127	671	101
Other	[3]	195	199	188
Defined benefit Plan, amounts recognized in other comprehensive income (loss), net gain (loss), before tax, total	[3]	(1,009)	1,383	(3,690)
Benefit plans: prior service credits and other, net	[3]	184	432	746
Reclassification adjustments related to amortization	[3],[7]	(173)	(160)	(73)
Reclassification adjustments related to curtailments, net	[3],[7]	(26)	(32)	8
Other	[3]	6	(3)	(9)
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost, before tax	[3]	(8)	237	672
Other comprehensive loss, before tax	[3]	(1,692)	(1,705)	(4,988)
Tax provision/(benefit) on other comprehensive loss	[3],[8]	(174)	528	(946)
Other comprehensive loss before allocation to noncontrolling interests	[1],[3]	(1,518)	(2,232)	(4,042)
Comprehensive income before allocation to noncontrolling interests	[3]	5,728	4,754	5,126
Less: Comprehensive income/(loss) attributable to noncontrolling interests	[3]	28	(1)	36
Comprehensive income attributable to Pfizer Inc.	[3]	$ 5,701	$ 4,755	$ 5,090

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.
[5]	Reclassified into Gain on disposal of discontinued operations—net of tax in the consolidated statements of income.
[6]	Reclassified into Other (income)/deductions—net in the consolidated statements of income.
[7]	Generally reclassified, as part of net periodic pension cost, into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate, in the consolidated statements of income. For additional information, see Note 11. Pension and Postretirement Benefit Plans and Defined Contribution Plans.
[8]	See Note 5E. Tax Matters: Tax Provision/(Benefit) on Other Comprehensive Loss.